Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	Dec. 31, 2018	Nov. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Stockholders Equity [Abstract]
Stock dividend, percentage	2.00%	2.00%	2.00%	2.00%